Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable-margin clients	$ 14,605,104	$ 17,900,557
Less: Allowance for doubtful accounts	(1,153,521)	(149,523)
Accounts receivable- margin clients, net	13,451,583	17,751,034
Accounts receivable-others	12,616,609	7,105,317
Less: Allowance for doubtful accounts	(234,439)	(3,407)
Accounts receivable-others, net	$ 12,382,170	$ 7,101,910